The Bedford Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated December 5, 2008

To Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS

The purpose of this Supplement is to provide you with important information regarding the participation of the Fund’s Money Market Portfolio (the “Portfolio”) in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The Board of Directors of the Fund (the “Board”) approved the participation of the Portfolio in the Program on October 1, 2008, under which the Treasury will guarantee that shareholders of the Portfolio will receive $1.00 for each share of the Portfolio beneficially held by them as of the close of business on September 19, 2008, in the event that the per share value were to fall below $0.995 and was not promptly restored to $0.995 or above (a “Guarantee Event”), provided certain conditions are met. Additional information regarding the Program was included in a Supplement to the Prospectus dated October 14, 2008.

The initial term of the Program expires on December 18, 2008. The Treasury recently announced an extension of the Program until April 30, 2009 for all money market funds that were previously accepted to participate in the Program, including the Portfolio. The Board has approved the Portfolio’s continued participation in the Program until April 30, 2009. The Board believes that the Portfolio’s continued participation in the Program is in the best interest of shareholders.

To continue its participation in the Program until April 30, 2009, the Portfolio will submit an extension notice and an extension payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of September 19, 2008. The cost of participating in the Program and any extensions of the Program are borne by the Portfolio and will not be subject to any voluntary waiver that is in place. The Secretary of the Treasury may again extend the Program to terminate on a date no later than September 18, 2009. If the Program is extended beyond April 30, 2009, the Board will consider whether the Portfolio should continue to participate in the Program.

Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Sansom Street Shares of the

Money Market Portfolio

of

The RBB Fund, Inc.

(the “Fund”)

Supplement dated December 5, 2008

To Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS

The purpose of this Supplement is to provide you with important information regarding the participation of the Fund’s Money Market Portfolio (the “Portfolio”) in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The Board of Directors of the Fund (the “Board”) approved the participation of the Portfolio in the Program on October 1, 2008, under which the Treasury will guarantee that shareholders of the Portfolio will receive $1.00 for each share of the Portfolio beneficially held by them as of the close of business on September 19, 2008, in the event that the per share value were to fall below $0.995 and was not promptly restored to $0.995 or above (a “Guarantee Event”), provided certain conditions are met. Additional information regarding the Program was included in a Supplement to the Prospectus dated October 14, 2008.

The initial term of the Program expires on December 18, 2008. The Treasury recently announced an extension of the Program until April 30, 2009 for all money market funds that were previously accepted to participate in the Program, including the Portfolio. The Board has approved the Portfolio’s continued participation in the Program until April 30, 2009. The Board believes that the Portfolio’s continued participation in the Program is in the best interest of shareholders.

To continue its participation in the Program until April 30, 2009, the Portfolio will submit an extension notice and an extension payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of September 19, 2008. The cost of participating in the Program and any extensions of the Program are borne by the Portfolio and will not be subject to any voluntary waiver that is in place. The Secretary of the Treasury may again extend the Program to terminate on a date no later than September 18, 2009. If the Program is extended beyond April 30, 2009, the Board will consider whether the Portfolio should continue to participate in the Program.

Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE